Accounting for the acquisition of the Credit Suisse Group - Determination of the purchase price consideration (Detail) SFr / shares in Units, shares in Millions, SFr in Millions, $ in Millions		12 Months Ended
	Jun. 12, 2023 USD ($)	Dec. 31, 2023 USD ($)	Jun. 12, 2023 CHF (SFr) SFr / shares shares	Jun. 12, 2023 USD ($) shares
Disclosure Of Determination Of The Purchase Price Consideration [Line Items]
Purchase price consideration, before consideration of share-based compensation awards				$ 3,547
Credit Suisse
Disclosure Of Determination Of The Purchase Price Consideration [Line Items]
Credit Suisse Group ordinary shares outstanding, 12 June 2023 | shares			3,949	3,949
Exchange ratio (1 to 22.48)			4.00%	4.00%
UBS ordinary shares | shares			176	176
UBS ordinary share price | SFr / shares			SFr 18.35
Purchase price consideration, before consideration of share-based compensation awards | SFr			SFr 3,223
Purchase price consideration, before consideration of share-based compensation awards using exchange rate of 1.10		$ 3,547		$ 3,547
Impact of share-based compensation awards from Credit Suisse Group acquisition		162		162
Purchase price consideration, after consideration of share-based compensation awards				3,710
Settlement of pre-existing relationships				135
Provisional purchase price consideration, after consideration of pre-existing relationships				$ 3,845
Net cash and cash equivalents acquired with the Credit Suisse Group (included in cash flows from investing activities)	$ 108,510	$ 108,510
of which: cash and balances at central banks	93,012
of which: amounts due from banks	12,601
of which: money market paper	$ 2,897